OIL AND GAS PROPERTIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Oct. 10, 2022	Oct. 06, 2022
Related Party Transaction [Line Items]
Received proceeds from oil and gas			$ 999,999	$ 999,999	$ 906,274
Depletion of oil and gas properties		57,811	102,223	380,540	1,706,164
Asset Impairment Charges		141,965	$ 28,265
Impairment of reserves				5,487,665	$ 4,322,968
Unevaluated wells	$ 5,968,151
Impaired to the full cost pool						$ 100,014
Oil and Gas [Member] | Two Related Parties [Member]
Related Party Transaction [Line Items]
Percentage of working capital								10.00%
Settlement Agreement [Member] | Oil and Gas [Member]
Related Party Transaction [Line Items]
Fund received limited partnership interests				3,244,653
Percentage of working capital							50.00%
Oil and gas properties settlement expenses							$ 2,071,917
Related Party [Member]
Related Party Transaction [Line Items]
Received proceeds from oil and gas		$ 999,999		$ 999,999